Expense Example - LVIP T Rowe Price 2050 Fund	Standard Class 1 year	Standard Class 3 years	Standard Class 5 years	Standard Class 10 years	Service Class 1 year	Service Class 3 years	Service Class 5 years	Service Class 10 years
USD ($)	75	257	455	1,027	100	336	590	1,319